THE FIXED AND VARIABLE ANNUITIES
                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                       and
                       METLIFE INVESTORS INSURANCE COMPANY

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                                       and
                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA





Supplement dated February 4, 2003

The following supplements the prospectus, dated May 1, 2002, for the Class AA product.

Effective for contracts applied for on and after February 15, 2003, the charge assessed for the Guaranteed Minimum Income Benefit -- Living Benefit Rider, if selected, shall equal 0.50% of the income base (See "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit -- Living Benefit Rider" for a discussion of how the income base is determined.) On contracts for which a completed application and any other required paperwork are received in good order at our Annuity Service Center by February 14, 2003, the charge will remain at 0.35% of the income base. Applications received after February 14, 2003 or applications and related paperwork received prior to that date but which are not in good order will be considered to have been applied for on or after February 15, 2003, and the charge for the Guaranteed Minimum Income Benefit will be 0.50% of the income base.

The following examples reflect the new charge for the Guaranteed Minimum Income Benefit and replaces Chart 2 of Examples in the prospectuses representing the most expensive way to purchase the contract.



[See the following pages]























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

Examples

                                                                                    Time Periods
                                                           1 year            3 years        5 years            10 years
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
        AIM V.I. Capital Appreciation                      (a) $105.25       (a) $161.19    (a) $217.09      (a) $374.82
           Fund (Class B)                                  (b) $ 35.25       (b) $107.19    (b) $181.09      (b) $374.82
        AIM V.I. International Growth                      (a) $107.23       (a) $166.99    (a) $226.51      (a) $392.35
           Fund (Class B)                                  (b) $ 37.23       (b) $112.99    (b) $190.51      (b) $392.35
        AIM V.I. Premier Equity                            (a) $105.25       (a) $161.19    (a) $217.09      (a) $374.82
           Fund (Class B)                                  (b) $ 35.25       (b) $107.19    (b) $181.09      (b) $374.82
------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Product  Series Fund, Inc. (Class B)
        Premier Growth Portfolio                           (a) $107.13       (a) $166.70    (a) $226.04      (a) $391.48
                                                           (b) $ 37.13       (b) $112.70    (b) $190.04      (b) $391.48
        AllianceBernstein Real Estate                      (a) $106.24       (a) $164.09    (a) $221.81      (a) $383.63
           Investment Portfolio (1)                        (b) $ 36.24       (b) $110.09    (b) $185.81      (b) $383.63
        AllianceBernstein Value Portfolio (2)              (a) $106.24       (a) $164.09    (a) $221.81      (a) $383.63
                                                           (b) $ 36.24       (b) $110.09    (b) $185.81      (b) $383.63
        Alliance Bernstein Small Cap                       (a) $106.24       (a) $164.09    (a) $221.81      (a) $383.63
           Value Portfolio (2)                             (b) $ 36.24       (b) $110.09    (b) $185.81      (b) $383.63
------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
        VP Income & Growth Fund                            (a) $101.28       (a) $149.49    (a) $197.96      (a) $338.60
                                                           (b) $ 31.28       (b) $ 95.49    (b) $161.96      (b) $338.60
        VP International Fund                              (a) $106.84       (a) $165.83    (a) $224.64      (a) $388.87
                                                           (b) $ 36.84       (b) $111.83    (b) $188.64      (b) $388.87
        VP Value Fund                                      (a) $103.96       (a) $157.41    (a) $210.92      (a) $363.23
                                                           (b) $ 33.96       (b) $103.41    (b) $174.92      (b) $363.23
        Dreyfus Stock Index Fund                           (a) $ 99.99       (a) $145.66    (a) $191.66      (a) $326.48
           (Service Shares) (3)                            (b) $ 29.99       (b) $ 91.66    (b) $155.66      (b) $326.48
------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Serivce Shares)
        Dreyfus VIF - Appreciation                         (a) $105.25       (a) $161.19    (a) $217.09      (a) $374.82
           Portfolio (3)                                   (b) $ 35.25       (b) $107.19    (b) $181.09      (b) $374.82
        Dreyfus VIF - Disciplined Stock                    (a) $104.26       (a) $158.28    (a) $212.35      (a) $365.92
           Portfolio (3) (4)                               (b) $ 34.26       (b) $104.28    (b) $176.35      (b) $365.92
------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Service Class 2)
        High Income Portfolio                              (a) $104.06       (a) $157.70    (a) $211.40      (a) $364.12
                                                           (b) $ 34.06       (b) $103.70    (b) $175.40      (b) $364.12
        Growth Portfolio (5)                               (a) $103.52       (a) $156.09    (a) $208.77      (a) $359.17
                                                           (b) $ 33.52       (b) $102.09    (b) $172.77      (b) $359.17
        Equity-Income Portfolio (5)                        (a) $102.67       (a) $153.60    (a) $204.70      (a) $351.46
                                                           (b) $ 32.67       (b) $ 99.60    (b) $168.70      (b) $351.46
------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares (6)
        Franklin Small Cap Fund (7)                        (a) $104.36       (a) $158.57    (a) $212.82      (a) $366.81
                                                           (b) $ 34.36       (b) $104.57    (b) $176.82      (b) $366.81
        Templeton Developing Markets                       (a) $112.36       (a) $181.89    (a) $250.54      (a) $436.14
           Securities Fund                                 (b) $ 42.36       (b) $127.89    (b) $214.54      (b) $436.14
------------------------------------------------------------------------------------------------------------------------------





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

Examples (continued)


                                                                                       Time Periods
                                                           1 year            3 years       5 years            10 years
----------------------------------------------------------------------------------------------------------------------------------

        Templeton Foreign Securities Fund                  (a) $105.75       (a) $162.64   (a) $219.46      (a) $379.24
                                                           (b) $ 35.75       (b) $108.64   (b) $183.46      (b) $379.24
        Mutual Shares Securities Fund                      (a) $104.66       (a) $159.45   (a) $214.25      (a) $369.49
                                                           (b) $ 34.66       (b) $105.45   (b) $178.25      (b) $369.49
-----------------------------------------------------------------------------------------------------------------------------

Invesco Variable Investment Funds, Inc. (9)
        Invesco Dynamics (Class A)                         (a) $105.05       (a) $160.61   (a) $216.15      (a) $373.05
                                                           (b) $ 35.05       (b) $106.61   (b) $180.15      (b) $373.05
        Invesco High Yield (Class A)                       (a) $104.46       (a) $158.86   (a) $213.30      (a) $367.71
                                                           (b) $ 34.46       (b) $104.86   (b) $177.30      (b) $367.71
-----------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class B) (10)
        J.P. Morgan Enhanced Index Portfolio               (a) $103.27       (a) $155.36   (a) $207.58      (a) $356.91
                                                           (b) $ 33.27       (b) $101.36   (b) $171.58      (b) $356.91
        J.P. Morgan International                          (a) $107.23       (a) $166.99   (a) $226.51      (a) $392.35
           Equity Portfolio                                (b) $ 37.23       (b) $112.99   (b) $190.51      (b) $392.35
        J.P. Morgan Quality Bond Portfolio                 (a) $100.29       (a) $146.54   (a) $193.11      (a) $329.29
                                                           (b) $ 30.29       (b) $ 92.54   (b) $157.11      (b) $329.29
        J.P. Morgan Select Equity Portfolio                (a) $104.06       (a) $157.70   (a) $211.40      (a) $364.12
                                                           (b) $ 34.06       (b) $103.70   (b) $175.40      (b) $364.12
        J.P. Morgan Small Cap Stock Portfolio              (a) $108.22       (a) $169.87   (a) $231.18      (a) $400.97
                                                           (b) $ 38.22       (b) $115.87   (b) $195.18      (b) $400.97
        Lord Abbett Bond Debenture Portfolio               (a) $103.77       (a) $156.82   (a) $209.97      (a) $361.43
                                                           (b) $ 33.77       (b) $102.82   (b) $173.97      (b) $361.43
        Lord Abbett Developing                             (a) $106.24       (a) $164.09   (a) $221.81      (a) $383.63
           Growth Portfolio                                (b) $ 36.24       (b) $110.09   (b) $185.81      (b) $383.63
        Lord Abbett Growth and                             (a) $103.17       (a) $155.07   (a) $207.10      (a) $356.00
           Income Portfolio                                (b) $ 33.17       (b) $101.07   (b) $171.10      (b) $356.00
        Lord Abbett Growth                                 (a) $105.25       (a) $161.19   (a) $217.09      (a) $374.82
           Opportunities Portfolio                         (b) $ 35.25       (b) $107.19   (b) $181.09      (b) $374.82
        Lord Abbett Mid-Cap Value Portfolio                (a) $105.75       (a) $162.64   (a) $219.46      (a) $379.24
                                                           (b) $ 35.75       (b) $108.64   (b) $183.46      (b) $379.24
        PIMCO Total Return                                 (a) $100.79       (a) $148.02   (a) $195.54      (a) $333.96
           Portfolio (Class A)                             (b) $ 30.79       (b) $ 94.02   (b) $159.54      (b) $333.96
        PIMCO Money Market Portfolio                       (a) $101.78       (a) $150.96   (a) $200.37      (a) $343.21
                                                           (b) $ 31.78       (b) $ 96.96   (b) $164.37      (b) $343.21
-----------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (11) (12)
        MFS Emerging Growth Series                         (a) $105.45       (a) $161.77   (a) $218.04      (a) $376.59
                                                           (b) $ 35.45       (b) $107.77   (b) $182.04      (b) $376.59
        MFS Strategic Income Series (13)                   (a) $105.94       (a) $163.22   (a) $220.40      (a) $381.00
                                                           (b) $ 35.94       (b) $109.22   (b) $184.40      (b) $381.00
        MFS Investors Trust Series                         (a) $105.75       (a) $162.64   (a) $219.46      (a) $379.24
                                                           (b) $ 35.75       (b) $108.64   (b) $183.46      (b) $379.24
        MFS High Income Series (13)                        (a) $105.85       (a) $162.93   (a) $219.93      (a) $380.12
                                                           (b) $ 35.85       (b) $108.93   (b) $183.93      (b) $380.12
        MFS Research Series                                (a) $105.75       (a) $162.64   (a) $219.46      (a) $379.24
                                                           (b) $ 35.75       (b) $108.64   (b) $183.46      (b) $379.24
        MFS New Discovery Series (13)                      (a) $107.33       (a) $167.28   (a) $226.98      (a) $393.21
                                                           (b) $ 37.33       (b) $113.28   (b) $190.98      (b) $393.21
-----------------------------------------------------------------------------------------------------------------------------



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

Examples (continued)

                                                                                       Time Periods
                                                           1 year            3 years        5 years            10 years
-----------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund
        Capital Guardian U.S. Equity                       (a) $104.36       (a) $158.57    (a) $212.82      (a) $366.81
           Series (Class B)                                (b)$  34.36       (b) $104.57    (b) $176.82      (b) $366.81
------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
        Putnam VT Growth and                               (a) $101.88       (a) $151.26    (a) $200.86      (a) $344.13
           Income Fund - Class IB Shares                   (b) $ 31.88       (b) $ 97.26    (b) $164.86      (b) $344.13
        Putnam VT International                            (a) $106.14       (a) $163.80    (a) $221.34      (a) $382.76
           Growth Fund - Class IB Shares                   (b) $ 36.14       (b) $109.80    (b) $185.34      (b) $382.76
        Putnam VT International New                        (a) $109.11       (a) $172.46    (a) $235.37      (a) $408.64
           Opportunities Fund - Class IB Shares            (b) $ 39.11       (b) $118.46    (b) $199.37      (b) $408.64
        Putnam VT New Value Fund -                         (a) $104.66       (a) $159.45    (a) $214.25      (a) $369.49
           Class IB Shares                                 (b) $ 34.66       (b) $105.45    (b) $178.25      (b) $369.49
        Putnam VT Vista Fund -                             (a) $103.47       (a) $155.94    (a) $208.53      (a) $358.72
           Class IB Shares                                 (b) $ 33.47       (b) $101.94    (b) $172.53      (b) $358.72
------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B)
        International Portfolio                            (a) $106.74       (a) $165.54    (a) $224.17      (a) $388.00
                                                           (b) $ 36.74       (b) $111.54    (b) $188.17      (b) $388.00
        Goldman Sachs VIT Growth &                         (a) $104.26       (a) $158.28    (a) $212.35      (a) $365.92
           Income (Class A)                                (b) $ 34.26       (b) $104.28    (b) $176.35      (b) $365.92
        Goldman Sachs VIT International                    (a) $107.72       (a) $168.43    (a) $228.85      (a) $396.67
           Equity (Class A)                                (b) $ 37.72       (b) $114.43    (b) $192.85      (b) $396.67
        Liberty Newport Tiger (Class A)                    (a) $105.75       (a) $162.64    (a) $219.46      (a) $379.24
                                                           (b) $ 35.75       (b) $108.64    (b) $183.46      (b) $379.24
        PIMCO High Yield (Class A)                         (a) $101.78       (a) $150.96    (a) $200.37      (a) $343.21
                                                           (b) $ 31.78       (b) $ 96.96    (b) $164.37      (b) $343.21
        PIMCO Low Duration (Class A)                       (a) $100.79       (a) $148.02    (a) $195.54      (a) $333.96
                                                           (b) $ 30.79       (b) $ 94.02    (b) $159.54      (b) $333.96
        PIMCO StockPlus Growth &                           (a) $100.79       (a) $148.02    (a) $195.54      (a) $333.96
           Income (Class A)                                (b) $ 30.79       (b) $ 94.02    (b) $159.54      (b) $333.96
        Scudder Government                                 (a) $100.29       (a) $146.54    (a) $193.11      (a) $329.29
           Securities (Class A)                            (b) $ 30.29       (b) $ 92.54    (b) $157.11      (b) $329.29
        Scudder Small Cap Growth (Class A)                 (a) $101.08       (a) $148.90    (a) $196.99      (a) $336.75
                                                           (b) $ 31.08       (b) $ 94.90    (b) $160.99      (b) $336.75
        SVS Dreman Small Cap                               (a) $102.18       (a) $152.14    (a) $202.30      (a) $346.89
           Value (Class A)                                 (b) $ 32.18       (b) $ 98.14    (b) $166.30      (b) $346.89
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















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